Other Expenses (Details) - Schedule of Other Expenses - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Expenses [Line Items]
Other Expense		$ 2,773,643	$ 399,124	$ 882,127
Driver fine subsidies [Member]
Schedule of Other Expenses [Line Items]
Other Expense		1,315,829
Lawsuit provision expense [Member]
Schedule of Other Expenses [Line Items]
Other Expense	[1]	846,218	175,209	35,201
Penalty payments [Member]
Schedule of Other Expenses [Line Items]
Other Expense		349,412	103,714
Donations and grant [Member]
Schedule of Other Expenses [Line Items]
Other Expense		121,496	7,857	91,299
Custom tax provision expense [Member]
Schedule of Other Expenses [Line Items]
Other Expense		32,304	78,232	591,982
Tax base increase [Member]
Schedule of Other Expenses [Line Items]
Other Expense				85,448
Other [Member]
Schedule of Other Expenses [Line Items]
Other Expense		$ 108,384	$ 34,112	$ 78,197

[1]	Lawsuit provision expenses consist of the civil law cases and labour law cases. One of the service providers initiated five enforcement proceedings due to the premature termination of battery replacement contracts and various vehicle rental agreements. All enforcement proceedings were halted as a result of our objections. In order to cancel the objections in three of the halted enforcement proceedings, lawsuits have been filed, and these cases are ongoing. While the legal proceedings remain active, the Group has accounted for the requisite provisions pertaining to these lawsuits within the consolidated financial statements as of December 31, 2023.